CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 3,537	$ 3,137
Restricted bank deposit	1,067	815
Accounts receivable, net of allowance for doubtful accounts of $11,667 and $8,667 as of December 31, 2021 and 2020, respectively (Note 13)	11,061	12,427
Other current assets	1,599	876
Inventories, net	3,561	2,404
Patents held for sale	5,283	5,283
TOTAL CURRENT ASSETS	26,108	24,942
LONG-TERM ASSETS
Severance pay funds	487	531
Deferred tax long term	202	204
Property and equipment, net	1,804	1,371
Other Intangible assets, net	5,610	6,270
Goodwill	7,026	7,026
Operating lease right-of-use asset	882	0
TOTAL LONG-TERM ASSETS	16,011	15,402
TOTAL ASSETS	42,119	40,344
CURRENT LIABILITIES
Short-term loans and other	207	7,204
Accounts payable	1,395	2,860
Employees and payroll accruals	2,119	2,627
Related parties	172	1,749
Accrued expenses and other liabilities	1,559	4,393
Deferred revenue	151	765
TOTAL CURRENT LIABILITIES	5,603	19,598
LONG-TERM LIABILITIES
Long-term loan	30,451	14,952
Deferred revenues	49	49
Deferred tax liability LT	170	170
Accrued severance pay	529	656
Operating lease liabilities	925	0
TOTAL LONG TERM LIABILITIES	32,124	15,827
TOTAL LIABILITIES	37,727	35,425
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY
Ordinary shares, NIS 0.25 par value - authorized 48,000,000 shares, 28,239.372 shares issued and outstanding at December 31, 2021 and 19,998.745 shares issued and outstanding at December 31, 2020	2,028	1,397
Additional paid-in capital	97,833	88,853
Accumulated deficit	(95,469)	(85,331)
Total shareholders' equity	4,392	4,919
Total liabilities and shareholders' equity	$ 42,119	$ 40,344